Changes in Carrying Amounts of Goodwill by Business Unit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 400.9		$ 401.6
Goodwill Acquired	131.4		4.6
Other Changes	(0.3)	[1]	(5.3)	[1]
Ending Balance	532.0		400.9
Corporate and Institutional Services
Goodwill [Line Items]
Beginning Balance	329.5		334.7
Goodwill Acquired	131.4
Other Changes	(0.3)	[1]	(5.2)	[1]
Ending Balance	460.6		329.5
Personal Financial Services
Goodwill [Line Items]
Beginning Balance	71.4		66.9
Goodwill Acquired	0		4.6
Other Changes	0	[1]	(0.1)	[1]
Ending Balance	$ 71.4		$ 71.4

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.